Receivables and Related Allowances - Schedule of Accounts Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Gas utility customer accounts receivable balance (in thousands)	$ 138,149	$ 119,444